Share Based Compensation Plans - Schedule of Compensation Cost Recognized (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized		$ 22,268	$ 21,561	$ 17,918
IPO India Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized		145	1,198	1,572
JSOP Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized				615
Option Award Scheme 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized				197
2014 Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized			47	(22)
2015 Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized	[1]	1,976	3,059	100
Other Share Option Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized	[2]	7,829	5,346	7,283
Management Scheme (Staff Share Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized	[3]	$ 12,318	$ 11,911	$ 8,173

[1]	includes 674,045 options granted towards Share Plan 2015 during twelve months ended March 31, 2020 at an exercise price of $ 2 per share and average grant date fair value of $ 0.82 per share. In February 2020, the exercise price of said options were modified to GBP 0.3, resulting in incremental fair value of $ 0.55 per share. In addition, includes 233,364 and 622,035 options granted in prior year/s and wherein the exercise price was modified to $ 2 per share and GBP 0.3 per share, respectively, resulting in incremental fair value of $ 0.55-0.63 per share and $ 1.18 per share, respectively.
[2]	includes Restricted Share Unit (RSU) and Other share option plans. In respect of 4,899,280 units/options granted towards RSU during twelve months ended March 31, 2020, intrinsic value $ 1.94 per share approximates grant date fair value. Includes 873,000 options accelerated for immediate vesting as against original vesting period of 3 years, resulting in incremental at grant date fair value of $ $1.64 per share.
[3]	includes 10,230,320 shares granted twelve months ended March 31, 2020 to management personnel at intrinsic value $ 1.94 per share approximates grant date fair value.